Note 16 - Revenues - Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 152,338,278	$ 136,539,399	$ 131,501,881
Time charter revenues – related party	1,973,643	7,592,784	9,814,000
Off-hire	(1,015,300)	(1,639,968)	(245,590)
Total	154,311,921	144,132,183	141,315,881
Time Charter [Member]
Revenues	97,195,215	83,211,819	68,834,267
Bareboat [Member]
Revenues	27,647,268	29,422,512	32,977,819
Voyage Charter [Member]
Revenues	26,924,708	23,210,618	26,421,003
Ballast Bonus [Member]
Revenues	160,000	50,000	300,000
Other Income Revenues [Member]
Revenues	$ 1,426,387	$ 2,284,418	$ 3,214,382